FOCUSED SERIES INC.

              Supplement to the Prospectus Dated February 28, 2005

In the section titled "Management" under the heading "PORTFOLIO MANAGEMENT," the portfolio management disclosure with respect to Oppenheimer Capital, of the Focused Growth and Income Portfolio is deleted and replaced in its entirety with the following, effective March 18, 2005.

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                                  Name and Title
                                  of Portfolio
                                  Manager(s)
Portfolio or                      (and/or
Managed                           Management
Component        Manager(s)       Team(s))            Experience
--------------------------------------------------------------------------------
                                                      Mr. Neimeth is a portfolio
                                                      manager and senior vice
                                                      president at SunAmerica.
Focused Growth   AIG SunAmerica   Steven A. Neimeth   Mr. Neimeth has over ten
and Income       Asset                                years of experience in the
Portfolio        Management                           investment industry,
                                                      focusing the past five
                                                      years on the large-cap
                                                      value segment of the
                                                      market. Prior to joining
                                                      SunAmerica in April 2004,
                                                      Mr. Neimeth was a
                                                      portfolio manager of the
                                                      Neuberger Berman Large-Cap
                                                      Value Fund, and between
                                                      1997 and 2002, he was a
                                                      portfolio manager and
                                                      research analyst at Bear
                                                      Sterns Asset Management.
                                                      Mr. Neimeth holds a
                                                      Bachelor of Arts from
                                                      Hobart & William Smith
                                                      Colleges and a Masters of
                                                      Business Administration
                                                      from the Johnson School of
                                                      Management at Cornell
                                                      University.
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     Effective March 18, 2005, Oppenheimer Capital ("Oppenheimer") was
terminated as a subadviser to a portion of the Focused Growth and Income Portfolio. Until a replacement for Oppenheimer is selected, AIG SunAmerica Asset Management Corp., as manager, will monitor that portion of the Portfolio.

Dated: March 16, 2005